Risks and Uncertainties (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 HKD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Cash balance	$ 4,086,154				$ 32,043,627
Deposited with financial institutions	100,000				$ 800,000
PRC [Member]
Risks and Uncertainties [Line Items]
Cash balance			$ 45,607,861
Deposited with financial institutions	$ 70,000.00			¥ 500,000
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	41.80%	42.10%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	35.80%		47.50%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	18.90%	19.60%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	17.00%		19.40%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	17.90%	18.90%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	24.90%		16.20%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	11.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	15.00%
Supplier Concentration Risk [Member] | One Vendor [Member] | Purchase [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	12.70%	11.40%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	30.00%		22.10%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Purchase [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	10.20%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk, percentage	16.90%